Debt (Notes) (Details) - Western Refining Logistics - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
7.5%SeniorNotesdue2023
Debt Instrument [Line Items]
Senior Notes		$ 300
Line of Credit Facility, Expiration Date		Feb. 11, 2023
Long-term Debt, Fair Value		$ 327
Subsequent Event
Debt Instrument [Line Items]
Repayments of Debt	$ 326
Interest Paid	4
Debt Instrument, Premium Paid	$ 22